PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2021 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	0.9%
	Other Asset-Backed Securities
	FCI Funding LLC, Series 2021-1 Class A
$801,206	1.13%, due 4/15/33 (a)		$805,018
	New York City Tax Lien, Series 2019-A Class A
554,285	2.19%, due 11/10/32 (a)		556,135
	Total Asset-Backed Securities (cost $1,355,402)		1,361,153

	CORPORATE BONDS	76.1%
	Aerospace & Defense	1.3%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23		2,000,999
	Agricultural Chemicals	0.3%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23		511,218
	Banks	14.7%
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22		1,017,457
	Canadian Imperial Bank of Commerce
1,000,000	0.41% (SOFR + 0.400%), due 12/14/23 (c)		1,005,351
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)		1,015,655
	Goldman Sachs Group, Inc.
5,000,000	0.436% (SOFR + 0.410%), due 1/27/23 (c)		5,002,764
	JPMorgan Chase & Co.
3,000,000	0.697% (SOFR + 0.580%), due 3/16/24 (c)		3,010,991
	KeyBank NA
500,000	3.30%, due 2/1/22		506,491
	Mitsubishi UFJ Financial Group, Inc.
2,000,000	2.623%, due 7/18/22		2,041,216
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22		507,248
	National Bank of Canada
1,000,000	0.90% (1 Year CMT Rate + 0.770%), due 8/15/23 (c)		1,005,157
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23		2,005,362
	Synchrony Financial
500,000	2.85%, due 7/25/22		510,519
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23		503,898
	Truist Bank
2,000,000	1.25%, due 3/9/23		2,029,530
	Wells Fargo Bank NA
2,000,000	2.082% (3 Month LIBOR USD + 0.650%), due 9/9/22 (c)		2,000,746
			22,162,385
	Biotechnology	2.0%
	Gilead Sciences, Inc.
3,000,000	0.75%, due 9/29/23		3,000,679
	Building Materials	0.3%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23		501,249
	Chemicals	0.7%
	LYB International Finance III LLC
1,000,000	1.145% (3 Month LIBOR USD + 1.000%), due 10/1/23 (c)		1,000,660
	Containers and Packaging	0.7%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24 (a)		1,004,402
	Depository Credit Intermediation	1.0%
	Bank of Montreal
1,515,000	0.394% (SOFR + 0.350%), due 12/8/23 (c)		1,520,825
	Diversified Financial Services	4.1%
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23		2,089,391
	Charles Schwab Corp.
2,000,000	0.51% (SOFR + 0.500%), due 3/18/24 (c)		2,014,563
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23		1,005,067
	Nasdaq, Inc.
1,000,000	0.445%, due 12/21/22		1,000,162
			6,109,183
	Diversified Manufacturing	0.6%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22		508,482
386,000	0.483%, due 8/19/22		386,048
			894,530
	Diversified Manufacturing Operations	0.7%
	Siemens Financieringsmaatschappij NV
1,000,000	0.40%, due 3/11/23 (a)		1,003,690
	Electric - Integrated	9.6%
	American Electric Power Co., Inc.
2,000,000	0.606% (3 Month LIBOR USD + 0.480%), due 11/1/23 (c)		2,001,098
	CenterPoint Energy Resources Corp.
500,000	0.70%, due 3/2/23		500,074
	DTE Energy Co.
435,000	0.55%, due 11/1/22		436,227
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		1,032,872
	NextEra Energy Capital Holdings, Inc.
1,000,000	2.403%, due 9/1/21		1,000,000
1,000,000	0.59% (SOFR + 0.540%), due 3/1/23 (c)		1,003,711
	Pacific Gas and Electric Co.
5,000,000	1.75%, due 6/16/22		4,998,758
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23		2,002,656
1,000,000	0.88% (SOFR + 0.830%), due 4/1/24 (c)		1,004,751
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23		501,206
			14,481,353
	Electronic Components and Semiconductors	0.3%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23		501,361
	Electronics	0.3%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22		500,986
	Financial Services	4.0%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22		1,015,719
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23		3,982,108
	TD Ameritrade Holding Corp.
1,000,000	0.556% (3 Month LIBOR USD + 0.430%), due 11/1/21 (c)		1,000,243
			5,998,070

	Food	0.3%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23		499,962
	Food - Meat products	1.3%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24		2,003,834
	Food and Beverage	0.3%
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22		501,516
	Food Miscellaneous	1.3%
	Nestle Holdings, Inc.
2,000,000	0.375%, due 1/15/24 (a)		1,994,557
	Gas - Distribution	4.0%
	Atmos Energy Corp.
2,000,000	0.625%, due 3/9/23		2,000,212
	CenterPoint Energy, Inc.
1,000,000	0.70% (SOFR + 0.650%), due 5/13/24 (c)		1,001,565
	Southern California Gas Co.
3,000,000	0.466% (3 Month LIBOR USD + 0.350%), due 9/14/23 (c)		3,000,498
			6,002,275
	Healthcare - Services	0.7%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23		1,000,699
	Household Products/Wares	0.3%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24		500,467
	Investment Companies	3.5%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24		5,250,901
	Leisure Time	0.7%
	Brunswick Corp./DE
1,000,000	0.85%, due 8/18/24		1,000,719
	Life/Health Insurance	1.7%
	Athene Global Funding
2,000,000	0.75% (SOFR + 0.700%), due 5/24/24 (a) (c)		2,012,186
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)		503,776
			2,515,962
	Media	0.7%
	Fox Corp.
1,000,000	3.666%, due 1/25/22		1,013,590
	Nondepository Credit Intermediation	1.3%
	Caterpillar Financial Services Corp.
2,000,000	0.45%, due 9/14/23		2,005,683
	Oil and Gas	1.8%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24		1,644,418
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23		499,747
500,000	0.75%, due 1/15/24		496,608
			2,640,773
	Oil Refining and Marketing	5.7%
	Phillips 66
5,000,000	0.745% (3 Month LIBOR USD + 0.620%), due 2/15/24 (c)		5,004,671
	Valero Energy Corp.
2,500,000	1.269% (3 Month LIBOR USD + 1.150%), due 9/15/23 (c)		2,501,675
1,000,000	1.20%, due 3/15/24		1,009,168
			8,515,514
	Packaging & Containers	0.7%
	Graphic Packaging International LLC
1,000,000	0.821%, due 4/15/24 (a)		997,260
	Pharmaceuticals	3.0%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22		1,023,013
	AmerisourceBergen Corp.
1,000,000	0.737%, due 3/15/23		1,001,748
	GlaxoSmithKline Capital Plc
500,000	0.53%, due 10/1/23		500,862
	Viatris, Inc.
2,000,000	1.125%, due 6/22/22 (a)		2,011,285
			4,536,908
	Pipelines	0.8%
	Enbridge, Inc.
450,000	0.435% (SOFR + 0.400%), due 2/17/23 (c)		451,173
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)		714,030
			1,165,203
	Railroad	0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22		506,799
	REITs - Storage	0.7%
	Public Storage
1,000,000	0.495% (SOFR + 0.470%), due 4/23/24 (c)		1,001,667
	Rental Auto/Equipment	0.7%
	Triton Container International Ltd.
500,000	0.80%, due 8/1/23 (a)		499,898
500,000	1.15%, due 6/7/24 (a)		500,525
			1,000,423
	Retail	1.3%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)		2,000,782
	Technology	1.4%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22		2,042,059
	Tobacco	0.7%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23		1,012,712
	Transportation & Logistics	0.7%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22		1,016,920
	Utilities	0.6%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23		949,979
	Wirelines	1.0%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24		1,001,995
	Verizon Communications, Inc.
500,000	0.55% (SOFR + 0.500%), due 3/22/24 (c)		503,599
			1,505,594
	Total Corporate Bonds (cost $113,423,422)		114,374,348

	MORTGAGE-BACKED SECURITIES	11.6%
	Commercial Mortgage-Backed Securities	5.6%
	Cold Storage Trust
6,389,438	0.996% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5, Class A (a) (c)		6,408,142
	GS Mortgage Securities Corp Trust
2,000,000	2.096% (1 Month LIBOR USD + 2.000%), due 11/15/37, Series 2020-TWN3, Class A (a) (c)		2,013,646
			8,421,788

	U.S. Government Agencies	6.0%
	FHLMC ARM Pool (c)
4	2.381% (1 Year CMT Rate + 2.256%), due 2/1/22, #845113		4
1,639	1.874% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		1,641
147	2.40% (1 Year CMT Rate + 2.275%), due 6/1/23, #845755		148
45,864	2.401% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		45,983
92,833	2.375% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		99,117
23,611	2.15% (12 Month LIBOR USD + 1.865%), due 4/1/36, #847671		25,098
	FHLMC Pool
41,797	5.00%, due 10/1/38, #G04832		47,857
501,045	3.50%, due 8/1/49, #SD8005		529,449
861,426	3.50%, due 9/1/49, #SD8011		910,239
1,592,760	3.50%, due 10/1/49, #SD8017		1,683,254
	FNMA ARM Pool (c)
8,478	2.415% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		8,464
58,289	2.698% (1 Year CMT Rate + 2.166%), due 4/1/30, #562912		58,463
65,287	1.768% (12 Month LIBOR USD + 1.540%), due 10/1/33, #743454		65,785
215,733	2.125% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		216,756
287,288	2.353% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		288,516
71,609	1.856% (12 Month LIBOR USD + 1.606%), due 7/1/34, #779693		71,780
41,364	1.779% (12 Month LIBOR USD + 1.371%), due 10/1/34, #795136		43,263
204,654	1.979% (12 Month LIBOR USD + 1.610%), due 1/1/36, #849264		205,708
22,564	2.26% (12 Month LIBOR USD + 1.885%), due 3/1/37, #907868		22,632
217,730	2.39% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		217,693
	FNMA Pool
115,250	5.00%, due 6/1/40, #AD5479		130,745
14,070	4.00%, due 11/1/41, #AJ3797		15,467
1,562,488	3.50%, due 1/1/49, #BN8491		1,659,236
128,064	3.50%, due 2/1/49, #MA3597		135,481
703,320	3.50%, due 6/1/49, #MA3686		743,759
108,748	3.50%, due 7/1/49, #MA3692		114,999
1,556,539	3.50%, due 12/1/49, #MA3872		1,645,880
			8,987,417
	Total Mortgage-Backed Securities (cost $17,096,085)		17,409,205

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	7.5%
	U.S. Treasury Note
3,000,000	1.625%, due 8/15/22		3,043,973
3,000,000	1.375%, due 10/15/22		3,042,891
5,000,000	1.625%, due 12/15/22		5,097,656
	Total U.S. Government Agencies & Instrumentalities (cost $11,182,675)		11,184,520

	SHORT-TERM INVESTMENTS	3.6%
	Money Market Fund	1.6%
2,454,904	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		2,454,904
	U.S. Treasury Bill	2.0%
$500,000	0.046%, due 10/21/21 (d)		499,965
1,000,000	0.045%, due 11/12/21 (d)		999,905
1,500,000	0.046%, due 5/19/22 (d)		1,499,459
			2,999,329
	Total Short-Term Investments (cost $5,454,290)		5,454,233

	Total Investments (cost $148,511,874)	99.7%	149,783,459
	Other Assets less Liabilities	0.3%	472,071
	TOTAL NET ASSETS	100.0%	$150,255,530

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and August be sold only to dealers in the program or other "qualified institutional buyers." As of August 31, 2021, the value of these investments was $24,040,987 or 16.00% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2021.
(d)	Rate shown is the discount rate at August 31, 2021

	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

PIA Short-Term Securities Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$1,361,153	$-	$1,361,153
Corporate Bonds	-	114,374,348	-	114,374,348
Mortgage-Backed Securities	-	17,409,205	-	17,409,205
U.S. Government Agencies and Instrumentalities	-	11,184,520	-	11,184,520
Total Fixed Income	-	144,329,226	-	144,329,226
Money Market Fund	2,454,904	-	-	2,454,904
U.S. Treasury Bills	-	2,999,329	-	2,999,329
Total Investments	$2,454,904	$147,328,555	$-	$149,783,459

Refer to the Fund’s schedule of investments for a detailed break-out of securities.